CONVERTIBLE NOTES (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Apr. 28, 2025	Jan. 27, 2025	Jan. 16, 2025	Dec. 13, 2024	Dec. 12, 2024	Dec. 01, 2024	Oct. 23, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt description								The Note will be convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”).		The Note will be convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”).
Amortization of financing costs and discounts										$ (9,543)
Amortization of debt discount interest expense										9,543
Debt discount amount								156,399		280,457
Aggregate principal amount								2,890,000		2,890,000	0
Interest expense								86,700		14,450	0
Convertible promissory note								$ 325,000		$ 325,000	$ 0
Debt instrument periodic payment						$ 25,000
Additional issuer rate						50.00%				50.00%
Capital price raise in excess amount						$ 1,000,000				$ 1,000,000
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Volume weighted average price								90.00%		90.00%
Interest expense								$ 124,058		$ 35,000
Loeb and Loeb LLP [Member]
Convertible promissory note				$ 325,000
Subsequent Event [Member]
Interest expense			$ 68,642
Subsequent Event [Member] | Streeterville Capital LLC [Member]
Investors beneficial ownership percentage	9.99%
Streeterville Capital LLC [Member] | Subsequent Event [Member]
Floor price	$ 1.25
Aggregate principal amount	$ 582,000
Debt prepayment percentage	20.00%
Outstanding balance debt amount	$ 3,597,501.71
Sale of stock, shares	1,250,000
Sale of stock, value	$ 125
Securities Purchase Agreement [Member] | Investor [Member]
Reverse stock for issuance								100,000		100,000
Securities Purchase Agreement [Member] | Investor [Member] | Common Stock [Member]
Reverse stock for issuance								7,500,000		7,500,000
Securities Purchase Agreement [Member] | Streeterville Capital LLC [Member]
Aggregate principal amount							$ 2,890,000
Debt purchase price							2,600,000
Original issue discount							$ 260,000
Agreement description							The SPA grants the Investor (i) the right to fund up to an additional $5,000,000 to the Company, with the Company’s consent, through the date that is six months following repayment of the Note in full (the “Reinvestment Right”), and (ii) the exclusive right, on customary market terms, to enter into an equity line of credit or other similar financing arrangement with the Company for at least $20,000,000, through the date that is one year following the Purchase Price Date (defined below).
Securities Purchase Agreement [Member] | Streeterville Capital LLC [Member] | Investor [Member]
Aggregate principal amount							$ 30,000
Amended Securities Purchase Agreement [Member]
Debt instrument convertible terms of conversion feature					Pursuant to the Amended SPA, the Note is not convertible below a floor price of $4.00/share, but if the closing bid price of the Company’s common stock is less than the floor price for ten consecutive trading days, the Company is required to begin making monthly payments under the Note on the date that is 90 days following the original funding date.
Floor price				$ 4.00	$ 4.00
Amortization of financing costs and discounts				$ 290,000						$ 290,000
Amortization of debt discount interest expense				$ (290,000)						$ (290,000)
Amended Securities Purchase Agreement [Member] | Investor [Member]
Debt description		the Note providing that (i) the Company is not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company will pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.
Amended Securities Purchase Agreement [Member] | Investor [Member] | Subsequent Event [Member]
Debt description		the Note providing that (i) the Company is not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000.00 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company will pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.